REVENUE	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
REVENUE
17. REVENUE
Revenue includes the following components:

	For the Years Ended December 31,
	2019	2018
Revenue - Streaming Agreement
Cash payment proceeds	$6,027	$6,036
Deferred revenue recognized	13,334	13,738
Variable consideration adjustment	(9,262)	—
	10,099	19,774
Revenue - Spot sales	254,638	253,243
Total revenue	$264,737	$273,017